Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
Income tax rate	25.00%
Operating losses	$ 855,881	$ 214,810